Schedule of unutilised tax losses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
2028		$ 231,643
2029	22,103	229,885
2030	296,113	594,916
2031	565,723	1,070,286
2032	660,046	592,259
2033	777,027	509,144
2034	2,097,388
2035	1,682,627
2036
Unutilised tax losses	$ 6,101,027	$ 3,228,133